Revenues from Major Geographic Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 46,806	$ 60,958	$ 63,668
PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	34,615	47,308	51,536
United States
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	11,861	12,754	9,984
Others Countries
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 330	$ 896	$ 2,148